Accounts, other receivables, and publisher advance	3 Months Ended
Nov. 30, 2022
Accounts, other receivables, and publisher advance

6. Accounts, other receivables, and publisher advance

(a)	Accounts and other receivables

The Company’s accounts and other receivables are comprised of the following:

	November 30, 2022	August 31, 2022
	$	$

Trade accounts receivable	10,829,163	9,750,619
Other receivables	8,122	9,028
Allowance for doubtful accounts	(1,405,638)	(1,355,638)
	9,431,647	8,404,009

A continuity of the Company’s allowance for doubtful accounts is as follows:

	2022	2021
	$	$

Balance, August 31,	(1,355,638)	(1,084,305)
Provision, bad debt expense	(50,000)	-
Balance, November 30,	(1,405,638)	(1,084,305)

(b)	Publisher advance

On February 7, 2021, the Company’s subsidiary Frankly Media LLC, amended its commercial agreement with its largest publisher, which secured a long-term extension. The contract is expected to go through January 2024. One of the key terms of the amended agreement required the Company to advance $6 million of revenue sharing payments to the publisher under the following schedule:

(i)	$4 million within one day of execution of the amendment;
(ii)	$1 million on or before February 28, 2021; and
(iii)	$1 million on or before March 31, 2021.

Engine Gaming and Media, Inc.

(formerly Engine Media Holdings, Inc.)

Notes to the Interim Condensed Consolidated Financial Statements

For the three months ended November 30, 2022 and 2021

(Unaudited)

(Expressed in United States Dollars)

The advance is to be recouped through additional withholding on future advertising revenue share payments made to the publisher, beyond Frankly’s share, and is effective for amounts billed for periods February 1, 2021, forward.

As of November 30, 2022, $6 million had been advanced to the publisher and $5,260,428 had been recouped through the process explained above. As of November 30, 2022, a net amount of $739,572 was outstanding on the advance.

The breakout of the publisher advance into current and non-current portions is based on an estimate of advertising billings over the next twelve months and the resulting additional withholding on the related advertising revenue share payments.